Related Party Transactions (Details) - Schedule of related party transactions - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Related Party Transactions			$ 364
Doubtful accounts – Cuentas SDI LLC [Member]
Related Party Transaction [Line Items]
Related Party Transactions		12	214
Consulting fees to Carol Pepper [Member]
Related Party Transaction [Line Items]
Related Party Transactions	[1]		40
Cima Telecom Inc. [Member]
Related Party Transaction [Line Items]
Related Party Transactions	[2]		$ 324

[1]	Composed of a consulting fee in addition to the directorship fees.
[2]	Composed of periodic fees in the amount of $177 thousand for the maintenance and support services in accordance with the software maintenance agreement for the first quarter of the third calendar year and $147 thousand for software development services during the first quarter of 2022.